FAIR VALUE MEASUREMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets and liabilities measured and recorded at fair value on a recurring and non-recurring basis
Impairment loss of intangible assets		$ 2,034,791
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets and liabilities measured and recorded at fair value on a recurring and non-recurring basis
Impairment loss of intangible assets		2,034,791
Fair value inputs, discount rate	25.00%
Impairment loss of goodwill	$ 0	$ 0	$ 0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Minimum
Assets and liabilities measured and recorded at fair value on a recurring and non-recurring basis
Fair value inputs, expected revenue growth	3.00%
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Maximum
Assets and liabilities measured and recorded at fair value on a recurring and non-recurring basis
Fair value inputs, expected revenue growth	6.00%